Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Successor [Member]
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward	$ 5,256,605
Bad debt reserve	141,182
Employee stock compensation	78,652
Net conversion feature discount	(5,208)
Default penalty
Depreciation	2,782
Charity	344
Net deferred tax asset	5,474,357
Less valuation allowance	(5,474,357)
Net deferred tax asset
Predecessor [Member]
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward		$ 3,497,816
Bad debt reserve		130,319
Employee stock compensation		657,326
Net conversion feature discount		(202,349)
Default penalty		494,391
Depreciation		1,962
Charity		329
Net deferred tax asset		4,579,794
Less valuation allowance		(4,579,794)
Net deferred tax asset